Amount Due From Associate (Tables)	3 Months Ended
Mar. 31, 2022
Amount Due From Assocate [Abstract]
Schedule of amount due from associate
	As of March 31,	As of December 31,
	2022	2021

Amount due from associate	$-	$7,208,700
	$-	$7,208,700